Other Non-financial Liabilities - Summary of Estimated Use of Liability (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other non-financial liabilities [line items]
Liabilities	$ 568,684,040	$ 781,228,951
Quiero [member]
Disclosure of other non-financial liabilities [line items]
Liabilities	1,017,081
Not later than one year [member] | Quiero [member]
Disclosure of other non-financial liabilities [line items]
Liabilities	437,687
Later than one year and not later than two years [member] | Quiero [member]
Disclosure of other non-financial liabilities [line items]
Liabilities	367,414
Later than Two Years [member] | Quiero [member]
Disclosure of other non-financial liabilities [line items]
Liabilities	$ 211,980